iShares
®
MSCI Switzerland ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  0 .4%
Banque Cantonale Vaudoise , Registered ......... 47,616 $ 5,774,593
a
Building Products  —  2 .3%
Belimo Holding AG , Registered ............... 10,414 10,216,599
Geberit AG , Registered ..................... 29,801 23,237,478
33,454,077
a
Capital Markets  —  8 .4%
Julius Baer Group Ltd. ..................... 199,000 14,198,103
Partners Group Holding AG .................. 19,916 23,640,824
UBS Group AG , Registered .................. 2,216,492 85,544,238
123,383,165
a
Chemicals  —  4 .5%
EMS-Chemie Holding AG , Registered ........... 9,628 6,579,031
Givaudan SA , Registered ................... 7,796 32,893,113
Sika AG , Registered ....................... 132,452 26,140,972
65,613,116
a
Construction Materials  —  2 .7%
Holcim AG
(a)
............................ 424,823 39,852,665
a
Diversified Telecommunication Services  —  1 .2%
Swisscom AG , Registered ................... 23,864 17,151,890
a
Electric Utilities  —  0 .4%
BKW AG .............................. 30,338 6,335,779
a
Electrical Equipment  —  4 .4%
ABB Ltd. , Registered ...................... 910,273 65,506,687
a
Food Products  —  15 .2%
Barry Callebaut AG , Registered ............... 4,709 7,561,372
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 909 13,382,633
Chocoladefabriken Lindt & Spruengli AG , Registered . 101 15,047,036
Nestle SA , Registered ..................... 1,894,591 188,436,716
224,427,757
a
Health Care Equipment & Supplies  —  4 .0%
Alcon AG .............................. 421,674 33,614,224
Sonova Holding AG , Registered ............... 49,682 12,401,841
Straumann Holding AG , Registered ............. 108,469 12,398,001
58,414,066
a
Insurance  —  10 .7%
Baloise Holding AG , Registered ............... 43,208 11,308,378
Helvetia Holding AG , Registered ............... 39,876 10,347,570
Swiss Life Holding AG , Registered ............. 24,702 27,093,519
Swiss Re AG ............................ 245,167 43,265,330
Zurich Insurance Group AG .................. 90,488 65,061,290
157,076,087
a
Life Sciences Tools & Services  —  2 .7%
Lonza Group AG , Registered ................. 58,318 40,032,159
a
Security Shares Value
a
Machinery  —  2 .4%
Schindler Holding AG , Participation Certificates , NVS 39,565 $ 14,145,178
Schindler Holding AG , Registered .............. 26,690 9,059,657
VAT Group AG
(b)
......................... 27,839 12,286,081
35,490,916
a
Marine Transportation  —  0 .7%
Kuehne + Nagel International AG , Registered ...... 52,011 10,443,730
a
Pharmaceuticals  —  29 .6%
Galderma Group AG ....................... 140,619 28,073,288
Novartis AG , Registered .................... 1,394,314 181,902,228
Roche Holding AG , NVS .................... 515,871 197,631,847
Roche Holding AG , Bearer .................. 7,420 2,954,340
Sandoz Group AG ........................ 364,875 25,809,620
436,371,323
a
Professional Services  —  1 .2%
SGS SA , Registered ....................... 152,765 17,525,355
a
Real Estate Management & Development  —  0 .8%
Swiss Prime Site AG , Registered .............. 82,020 12,094,861
a
Specialty Retail  —  0 .4%
Avolta AG
(a)
............................. 120,251 6,628,064
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Logitech International SA , Registered ........... 141,861 16,007,281
a
Textiles, Apparel & Luxury Goods  —  5 .1%
Cie Financiere Richemont SA , Class A, Registered .. 318,499 67,713,079
Swatch Group AG (The) , Bearer ............... 35,541 7,189,293
74,902,372
a
Total Long-Term Investments — 98.2%
(Cost: $ 1,220,739,179 ) ............................... 1,446,485,943
a
Short-Term Securities
Money Market Funds
 —
0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 1,188,297 1,188,297
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,188,297 ) .................................. 1,188,297
Total Investments — 98.3%
(Cost: $ 1,221,927,476 ) ............................... 1,447,674,240
Other Assets Less Liabilities — 1 .7% ..................... 25,365,162
Net Assets — 100.0% ................................. $ 1,473,039,402
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Switzerland ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 29,411  $ —  $ (29,411)
(b)
$ 3  $ (3) $ —  —  $ 2
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 620,000  568,297
(b)
—  —  —  1,188,297  1,188,297  3,302  —
$ 3  $ (3)
$ 1,188,297
$ 3,304  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Swiss Market Index .................................................................... 164 12/19/25 $ 26,272 $ 1,346,813

iShares
®
MSCI Switzerland ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,446,485,943  $ —  $ 1,446,485,943
Short-Term Securities
Money Market Funds ...................................... 1,188,297  —  —  1,188,297
$ 1,188,297  $ 1,446,485,943  $ —  $ 1,447,674,240
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,346,813  $ —  $ —  $ 1,346,813
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)